COLUMBIA THERMOSTAT FUND

                 PROSPECTUS SUPPLEMENT DATED AUGUST 22, 2005 TO
                          PROSPECTUS DATED MAY 1, 2005

     Effective September 1, 2005, the "Stock/Bond Allocation Table" located on page 3 of the prospectuses is deleted and replaced by the following table:

      STOCK/BOND ALLOCATION TABLE

         LEVEL OF THE              STOCK              BOND
           S&P 500              PERCENTAGE         PERCENTAGE
           -------              ----------         ----------
          over 1700                  0%               100%
          1650-1700                  5                 95
          1600-1650                 10                 90
          1550-1600                 15                 85
          1500-1550                 20                 80
          1450-1500                 25                 75
          1400-1450                 30                 70
          1350-1400                 35                 65
          1300-1350                 40                 60
          1250-1300                 45                 55
          1200-1250                 50                 50
          1150-1200                 55                 45
          1100-1150                 60                 40
          1050-1100                 65                 35
          1000-1050                 70                 30
           950-1000                 75                 25
            900-950                 80                 20
            850-900                 85                 15
            800-850                 90                 10
            750-800                 95                  5
      750 and under                100                  0



                                                             SUP-47/89650-0805

     In addition, effective September 1, 2005, the portion of the "Allocation of Stock/Bond Assets within Asset Classes" relating to stock funds located on page 4 of the prospectuses is deleted and replaced in its entirety by the following table:



  ----------------------------------------- ------------------------- ------------------------------
                STOCK FUNDS                       TYPE OF FUND                 ALLOCATION
  ----------------------------------------- ------------------------- ------------------------------
  Columbia Acorn Fund                              Small cap                       15%
  ----------------------------------------- ------------------------- ------------------------------
  Columbia Acorn Select                          Mid-cap growth                    10%
  ----------------------------------------- ------------------------- ------------------------------
  Columbia Growth & Income Fund                 Large-cap value                    15%
  ----------------------------------------- ------------------------- ------------------------------
  Columbia Acorn International                Mid-cap international                15%
                                                     growth
  ----------------------------------------- ------------------------- ------------------------------
  Columbia Dividend Income                      Large-cap value                    20%
  ----------------------------------------- ------------------------- ------------------------------
  Nations LargeCap Enhanced Core Fund           Large-cap blend                    25%
  ----------------------------------------- ------------------------- ------------------------------


     The Fund no longer intends to invest in the following portfolio funds:
Columbia Growth Stock Fund and Columbia Mid Cap Value Fund. New portfolio funds in which the Fund intends to invest include: Columbia Acorn International, Columbia Dividend Income Fund, and Nations LargeCap Enhanced Core Fund.

     There will be a 90-day period in which the Fund will liquidate its positions in Columbia Growth Stock Fund and Columbia Mid Cap Value Fund, adjust for the changes in the allocation percentages shown in the table above, and commence its investments in Columbia Acorn International, Columbia Dividend Income Fund, and Nations LargeCap Enhanced Core Fund. This transition period will allow the supervisory committee to implement these changes prudently.

                              COLUMBIA ACORN TRUST

                            COLUMBIA THERMOSTAT FUND

                     Supplement dated August 22, 2005 to the
              Statement of Additional Information dated May 1, 2005

     Effective September 1, 2005, Columbia Thermostat Fund no longer intends to invest in the following portfolio funds: Columbia Growth Stock Fund and Columbia Mid Cap Value Fund. New portfolio funds in which the Fund intends to invest effective September 1, 2005 include: Columbia Acorn International, Columbia Dividend Income Fund, and Nations Large Cap Enhanced Core Fund.

     There will be a 90-day period in which the Fund will liquidate its positions in Columbia Growth Stock Fund and Columbia Mid Cap Value Fund, adjust for the changes in the allocation percentages shown in the table above, and commence its investments in Columbia Acorn International, Columbia Dividend Income Fund, and Nations Large Cap Enhanced Core Fund. This transition period will allow the supervisory committee to implement these changes prudently.

     As a result, the following is added to the section entitled "Investment Restrictions of Portfolio Funds of Columbia Thermostat Fund" on page 8 of the Statement of Additional Information ("SAI"):

NATIONS LARGE-CAP ENHANCED CORE FUND

Fundamental Investment Policies

     1. The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

     2. The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     4. The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     5. The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     6. The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

     7. The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the

                                                              SUP-39/89558-0805
          securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Non-Fundamental Investment Policies

     1. The Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from
          Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

     2. The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. The Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. The Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

     7. To the extent the Fund is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

COLUMBIA ACORN INTERNATIONAL - see investment restrictions listed herein

COLUMBIA DIVIDEND INCOME FUND

Fundamental Investment Policies

The Fund may not:

     1. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted by the 1940 Act.

     2. Make any investment inconsistent with the Fund's classification as a diversified series of an open-end investment company under the 1940 Act.

     3. Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

     4.   Make loans except to the extent permitted by the 1940 Act.

     5. Underwrite securities of other issuers, except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities.

     6. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     7. Purchase or sell commodities or commodity contracts except that the Fund may, to the extent consistent with its investment objective and policies, purchase and sell financial futures contracts and related options and foreign currency forward contracts, futures contracts and related options.

The Columbia Dividend Income Fund's Trustees have approved, subject to shareholder approval at a shareholder meeting expected to be held in 2005, the replacement of the Fund's current fundamental investment restrictions with the following standardized fundamental investment restrictions:

Proposed Fundamental Restrictions

The Fund may not, as a matter of fundamental policy:

     1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

     2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

     3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

     4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and
          (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

     7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and
          (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Non-Fundamental Investment Policies

The following investment limitation with respect to Columbia Dividend Income Fund may be changed by the Board of Trustees without shareholder approval:

     1. The Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     2. The Fund may not write or sell put options, call options, straddles, spreads or any combination thereof except that it may buy and sell options, including without limit buying or writing puts and calls, based on any type of security, index or currency, including options on foreign exchanges and options not traded on exchanges to the extent permitted by its investment objective and policies.

     3. The Fund may not purchase securities of companies for the purpose of exercising control.

     4. The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, except that it may, from time to time, on a temporary basis, invest exclusively in one other investment company similar to the Fund.

     5. The Fund may not invest more than 15% of its net assets in illiquid securities.

     Effective November 29, 2005, the investment restrictions in the section entitled "Investment Restrictions of Portfolio Funds of Columbia Thermostat Fund" on page 8 of the SAI relating to Columbia Growth Stock Fund and Columbia Mid Cap Value Fund are hereby deleted.